Fair value of financial instruments - Changes in the Level 3 investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Balance - Beginning of period	$ 968,199
Balance - End of period	763,880	$ 968,199
Level 3 | Warrants and convertible loan
Disclosure of financial assets [line items]
Balance - Beginning of period	18	6,952
Acquisitions		4,438
Warrants exercised		(117)
Acquisition of Tintic		(10,827)
Change in fair value - warrants exercised	(14)	49
Change in fair value - expired		(287)
Change in fair value - held at the end of the year		(241)
Foreign exchange		51
Balance - End of period	$ 4	$ 18